Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, net
Accounts receivable	$ 29,289,301	$ 29,028,826	$ 24,660,089
Allowance for doubtful accounts:
Balance at beginning of the year	(1,774,192)	(1,286,120)	(1,295,149)
Additions charged to bad debt expense	(359,252)	(4,104,458)	(11,422)
Write-off	964,474	3,616,076	15,379
Foreign exchange effect	7,015	310	5,072
Balance at end of the year	(1,161,955)	(1,774,192)	(1,286,120)
Accounts receivable, net	$ 28,127,346	$ 27,254,634	$ 23,373,969